Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 109,218	€ 74,466
Proceeds		47,444
Repayments	(13,032)	(6,033)
Interest paid	(3,868)	(2,949)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition	(295)	(295)
Non-cash changes: interest expense and other	8,056	6,232
Non-cash changes: other fair value remeasurement	(1,339)	(91)
Non-cash changes : subsidies		(4,070)
Non-cash changes : other reclassifications		(173)
Non cash changes: additional leases		2,036
Non cash changes : Effect of the change in foreign currency exchange rates	(32)
Liabilities arising from financing activities at end of period	98,709	113,363
Kreos & Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	23,370	21,643
Proceeds
Repayments
Interest paid	(1,125)	(1,125)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	2,048	1,948
Non-cash changes: other fair value remeasurement
Non-cash changes : subsidies
Non-cash changes : other reclassifications
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	24,293	22,466
Kreos & Claret bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	46,401
Proceeds		47,444
Repayments	(9,140)
Interest paid	(1,974)	(829)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	4,136	1,365
Non-cash changes: other fair value remeasurement
Non-cash changes : subsidies
Non-cash changes : other reclassifications
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	39,423	44,776
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,574	29,605
Proceeds		0
Repayments	(2,188)	(4,375)
Interest paid	(689)	(952)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition	(295)	(295)
Non-cash changes: interest expense and other	680	920
Non-cash changes: other fair value remeasurement	(1,339)	(91)
Non-cash changes : subsidies
Non-cash changes : other reclassifications
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	17,743	24,812
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,488	3,678
Proceeds
Repayments	(1,250)	(1,250)
Interest paid	(43)	(18)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	44	34
Non-cash changes: other fair value remeasurement
Non-cash changes : subsidies
Non-cash changes : other reclassifications
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	1,238	2,444
Conditional advances Bpifrance
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	6,771
Proceeds
Repayments		(55)
Interest paid
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other		7
Non-cash changes: other fair value remeasurement
Non-cash changes : subsidies		(4,070)
Non-cash changes : other reclassifications		(173)
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	0	2,480
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,363	540
Proceeds
Repayments	(454)	(353)
Interest paid	(36)	(25)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	36	25
Non-cash changes: other fair value remeasurement
Non-cash changes : subsidies		0
Non-cash changes : other reclassifications
Non cash changes: additional leases		2,036
Non cash changes : Effect of the change in foreign currency exchange rates	(32)
Liabilities arising from financing activities at end of period	1,876	2,223
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	13,023	12,229
Proceeds
Repayments
Interest paid
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	1,112	1,933
Non-cash changes: other fair value remeasurement
Non-cash changes : subsidies		0
Non-cash changes : other reclassifications
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	€ 14,135	€ 14,162